Cover	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	VERANO HOLDINGS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56342
Entity Tax Identification Number	98-1583243
Entity Address, Address Line One	224 W Hill Street, Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60610
City Area Code	312
Local Phone Number	265-0730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001848416
Amendment Flag	false